UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08464
Investment Company Act File Number
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio	as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 4.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.5%
Hawker Beechcraft Acquisition, Term Loan, 2.37%, Maturing 3/26/14	$2,563	$2,077,973
Hawker Beechcraft Acquisition, Term Loan, 2.63%, Maturing 3/26/14	153	123,910
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,816	1,810,032

		$4,011,915

Automotive & Auto Parts — 0.3%
EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.09%, Maturing 7/13/15	$2,560	$1,952,000

		$1,952,000

Broadcasting — 0.8%
HIT Entertainment, Inc., Term Loan - Second Lien, 5.85%, Maturing 2/26/13	$9,180	$6,081,750

		$6,081,750

Building Materials — 0.4%
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$1,926	$1,791,046
Panolam Industries Holdings, Inc., Term Loan - Second Lien, 12.00%, Maturing 6/30/14	1,353	1,268,786

		$3,059,832

Capital Goods — 0.1%
Dresser, Inc., Term Loan - Second Lien, 6.20%, Maturing 5/4/15	$1,080	$1,013,400

		$1,013,400

Food & Drug Retail — 0.2%
Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$1,259	$1,285,776

		$1,285,776

Food/Beverage/Tobacco — 0.0%
Dole Food Company, Inc., Term Loan, 8.00%, Maturing 8/30/10	$271	$271,927

		$271,927

Gaming — 0.5%
BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(2)	$5,410	$162,300
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.59%, Maturing 5/16/14	1,580	1,279,800
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,628	2,535,673

		$3,977,773

Health Care — 0.3%
IASIS Healthcare, (PIK), Term Loan, 5.72%, Maturing 6/13/14	$2,139	$2,013,067

		$2,013,067

Services — 0.3%
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	$2,624	$2,638,803

		$2,638,803

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Term Loan, 3.32%, Maturing 11/4/13	$2,393	$2,117,364
CEVA Group PLC, Term Loan, 3.53%, Maturing 11/4/13	590	518,630

		$2,635,994

Utilities — 0.5%
TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.97%, Maturing 10/10/14	$5,479	$4,264,745

		$4,264,745

Total Senior Floating-Rate Interests (identified cost $41,988,130)		$33,206,982

Corporate Bonds & Notes — 85.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace — 0.1%
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co., 8.50%, 4/1/15	$500	$405,000

		$405,000

Air Transportation — 0.1%
Continental Airlines, 7.033%, 6/15/11	$817	$802,679
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(3)	280	301,700

		$1,104,379

Automotive & Auto Parts — 4.6%
Accuride Corp., 9.50%, 8/1/18(3)	$1,340	$1,373,500
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(3)	525	588,000
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(3)	5,436	5,870,448
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 5.25%, 2/11/14	625	567,187
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,680	1,570,800
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(3)	3,840	4,156,800
ArvinMeritor, Inc., 8.125%, 9/15/15	1,110	1,121,100
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,415,150
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	2,010	2,102,687
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	5,355	5,723,076
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,478,507
Ford Motor Credit Co., Sr. Notes, 8.70%, 10/1/14	585	633,092
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,554,677
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	1,360	1,530,000
Lear Corp., 7.875%, 3/15/18	545	569,525
Lear Corp., 8.125%, 3/15/20	680	710,600
Navistar International Corp., 8.25%, 11/1/21	3,080	3,272,500
Sonic Automotive, Inc., 9.00%, 3/15/18	410	423,325
Tenneco, Inc., Sr. Notes, 7.75%, 8/15/18(3)	535	544,363
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,703,400

		$36,908,737

Banks and Thrifts — 1.9%
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$1,450	$1,417,375
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	3,470	3,287,825
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,225,850
General Motors Acceptance Corp., 8.00%, 11/1/31	2,215	2,173,469
General Motors Acceptance Corp., 8.30%, 2/12/15(3)	5,560	5,865,800

		$14,970,319

Broadcasting — 2.8%
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$705	$673,275
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	9,790	9,643,150
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,485,000
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17(3)	1,515	1,598,325
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(3)	1,675	1,750,375
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(3)	1,305	1,428,975
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(3)	2,120	2,316,100
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(3)	3,125	3,554,687

		$22,449,887

Building Materials — 1.6%
Goodman Global Group, Inc., 0.00%, 12/15/14(3)	$4,000	$2,520,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,146,125
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	640	726,400
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	607	629,004
Masco Corp., Sr. Notes, 7.125%, 3/15/20	800	816,064
Norcraft Cos. LP/Norcraft Finance Corp., Sr. Notes, 10.50%, 12/15/15	640	675,200

	Principal
	Amount
Security	(000’s omitted)	Value
Ply Gem Industries, Inc., 13.125%, 7/15/14(3)	$3,830	$3,964,050
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,136,887

		$12,613,730

Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$2,380	$2,493,050
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17(3)	685	738,944
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(3)	680	715,700
CCO Holdings, LLC/CCO Capital Corp., 8.125%, 4/30/20(3)	680	722,500
Kabel Deutschland GmbH, 10.625%, 7/1/14	465	486,506

		$5,156,700

Capital Goods — 2.3%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,595,700
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(3)	2,890	2,976,700
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,452,950
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(3)	1,720	1,715,700
Greenbrier Cos., Inc., 8.375%, 5/15/15	145	140,288
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	740	758,500
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,010,250
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(3)	3,420	3,531,150
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,842,437

		$18,023,675

Chemicals — 3.4%
Ashland, Inc., 9.125%, 6/1/17	$1,525	$1,740,406
BWAY Holding Co., 10.00%, 6/15/18(3)	1,380	1,469,700
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	2,883,850
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,182,800
CII Carbon, LLC, 11.125%, 11/15/15(3)	1,665	1,714,950
INEOS Finance PLC, Sr. Notes, 9.00%, 5/15/15(3)	2,475	2,536,875
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(3)	4,115	3,425,737
Koppers, Inc., 7.875%, 12/1/19	315	327,600
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(3)	4,075	4,294,031
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,656,288
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(3)	3,940	3,585,400
Solutia, Inc., 8.75%, 11/1/17	1,420	1,554,900

		$27,372,537

Consumer Products — 2.8%
ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,148,350
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15	1,920	2,140,800
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	5,930,200
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(3)	2,600	2,782,000
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,720,200
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	563,063
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(3)	1,125	1,265,625
Spectrum Brands Holdings, Inc., Sr. Notes, 9.50%, 6/15/18(3)	4,185	4,420,406

		$21,970,644

Containers — 0.6%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,141,825
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	1,295	1,359,750

		$4,501,575

Diversified Media — 4.0%
Catalina Marketing Corp., 11.625%, 10/1/17(3)	$2,965	$3,224,437
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(3)	14,135	15,053,775
Interpublic Group Cos., Inc., 10.00%, 7/15/17	545	634,925
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(3)	410	425,375
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	1,960	1,749,300
MDC Partners, Inc., 11.00%, 11/1/16(3)	1,435	1,571,325

	Principal
	Amount
Security	(000’s omitted)	Value
MDC Partners, Inc., 11.00%, 11/1/16(3)	$2,200	$2,409,000
Nielsen Finance, LLC, 10.00%, 8/1/14	2,780	2,912,050
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,108,425
Nielsen Finance, LLC, 12.50% (0.00% until 8/1/11), 8/1/16	1,520	1,489,600
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	220	248,050

		$31,826,262

Electronics/Electrical — 0.3%
NXP BV / NXP Funding, LLC, 9.50%, 10/15/15	$2,415	$2,372,737
NXP BV / NXP Funding, LLC, Sr. Notes, 9.75%, 8/1/18(3)	325	343,688

		$2,716,425

Energy — 7.1%
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	$1,905	$2,114,550
Bill Barrett Corp., 9.875%, 7/15/16	385	422,538
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(3)	2,540	2,616,200
Compton Petroleum Finance Corp., 7.625%, 12/1/13	2,545	2,210,969
Continental Resources, Inc., 7.375%, 10/1/20(3)	280	285,600
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,757,827
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,374,062
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,115,475
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,296,015
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(3)	2,905	2,850,531
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	3,780	3,411,450
Holly Corp., 9.875%, 6/15/17	1,710	1,789,087
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(3)	2,080	2,059,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,666,050
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,799,925
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Petroplus Finance, Ltd., 6.75%, 5/1/14(3)	200	181,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(3)	1,480	1,272,800
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(3)	3,235	2,927,675
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,168,800
Rosetta Resources, Inc., 9.50%, 4/15/18(3)	1,015	1,053,063
SandRidge Energy, Inc., 8.75%, 1/15/20(3)	1,190	1,219,750
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,293,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	703,500
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	7,714,825

		$56,975,942

Entertainment/Film — 1.7%
AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,024,125
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,335	2,550,988

		$13,575,113

Environmental — 0.1%
Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14	$650	$712,563

		$712,563

Food/Beverage/Tobacco — 2.3%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(3)	$1,610	$1,465,100
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(3)	2,480	2,545,100
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,032,800
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18(3)	2,695	2,843,225
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(3)	1,925	1,999,594
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	175	187,687
Pinnacle Foods Finance, LLC, Sr. Notes, 9.25%, 4/1/15	285	296,044
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	115	115,862
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(3)	2,140	2,402,150
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(3)	4,500	4,590,000

		$18,477,562

	Principal
	Amount
Security	(000’s omitted)	Value
Gaming — 5.7%
Buffalo Thunder Development Authority, 9.375%, 12/15/14(2)(3)	$5,755	$1,064,675
CCM Merger, Inc., 8.00%, 8/1/13(3)	1,480	1,369,000
Chukchansi EDA, Sr. Notes, Variable Rate, 4.123%, 11/15/12(3)	595	383,775
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(2)(3)	9,480	71,100
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,100	4,952,250
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,079,600
Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(3)	2,760	2,697,900
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(2)	3,615	1,572,525
Majestic HoldCo, LLC, 12.50%, 10/15/11(2)(3)	1,620	40,500
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(3)	680	717,400
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14	1,305	1,448,550
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17	1,350	1,539,000
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(3)	870	883,050
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.125%, 2/15/13	405	341,213
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	1,933,800
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	1,918,200
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	2,795,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	925,118
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(3)	1,620	1,591,650
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	2,055	2,162,887
Peninsula Gaming, LLC, 8.375%, 8/15/15	390	407,550
Peninsula Gaming, LLC, 10.75%, 8/15/17	1,935	2,022,075
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,204,125
San Pasqual Casino, 8.00%, 9/15/13(3)	1,335	1,301,625
Seminole Hard Rock Entertainment, Variable Rate, 3.037%, 3/15/14(3)	990	868,725
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	3,605	3,249,006
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(3)(4)	4,654	3,714,823

		$45,876,500

Health Care — 7.7%
Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,495,812
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(3)	2,840	2,889,700
Alere, Inc., 9.00%, 5/15/16	1,415	1,443,300
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,575	1,582,875
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(3)	550	561,688
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(3)	320	345,600
Biomet, Inc., 11.625%, 10/15/17	6,755	7,607,819
Biomet, Inc., (PIK), 10.375%, 10/15/17	1,435	1,596,437
Capella Healthcare, Inc., 9.25%, 7/1/17(3)	2,685	2,812,537
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,785	4,083,069
HCA, Inc., 9.875%, 2/15/17	2,195	2,441,937
HCA, Inc., (PIK), 9.625%, 11/15/16	515	557,488
HCA, Inc., Sr. Notes, 7.25%, 9/15/20	2,680	2,847,500
inVentiv Health, Inc., Sr. Notes, 10.00%, 8/15/18(3)	935	951,363
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	5,835	6,447,675
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,651,650
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(3)	1,080	1,084,050
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(3)	6,210	6,365,250
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,411,475
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	2,470	2,642,900
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,725,337
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	2,040	2,170,050
Valeant Pharmaceuticals International, 8.375%, 6/15/16	1,375	1,560,625
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(3)	935	1,117,325
Viant Holdings, Inc., 10.125%, 7/15/17(3)	440	528,000

		$61,921,462

	Principal
	Amount
Security	(000’s omitted)	Value
Homebuilders/Real Estate — 0.4%
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$2,670	$3,037,125

		$3,037,125

Hotels — 0.6%
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18(3)	$2,100	$2,244,375
Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(3)	2,680	2,730,250

		$4,974,625

Insurance — 0.4%
Alliant Holdings I, Inc., 11.00%, 5/1/15(3)	$1,795	$1,848,850
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(3)	670	653,250
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.311%, 11/15/14(3)	1,200	1,014,000

		$3,516,100

Leisure — 1.6%
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(2)(3)(4)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(2)(3)(4)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(2)(3)(4)	3,985	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(3)	590	563,450
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(3)	2,130	2,098,050
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	876,794
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,798,125
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	543,025
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,358,387
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(3)	1,965	2,033,775
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(3)	3,160	3,412,800

		$12,684,406

Metals/Mining — 3.2%
Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(3)	$765	$824,288
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(3)	1,555	1,640,525
Consol Energy, Inc., 8.00%, 4/1/17(3)	1,630	1,740,025
Consol Energy, Inc., 8.25%, 4/1/20(3)	1,365	1,474,200
FMG Finance PTY, Ltd., 10.625%, 9/1/16(3)	5,820	6,663,900
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(3)	3,865	4,019,600
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	887,050
Patriot Coal Corp., 8.25%, 4/30/18	720	711,900
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,555	1,883,669
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	4,370	5,465,476

		$25,310,633

Paper — 1.3%
Boise Paper Holdings, LLC, 8.00%, 4/1/20	$545	$566,800
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	1,825	1,925,375
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,846,250
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,332,663
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	2,225	2,236,125
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 4.216%, 8/1/14	245	212,231

		$10,119,444

Pharmaceuticals — 0.0%
Mylan Inc., 7.625%, 7/15/17(3)	$340	$362,950

		$362,950

Publishing/Printing — 0.0%
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$415	$252,113

		$252,113

	Principal
	Amount
Security	(000’s omitted)	Value
Railroad — 0.2%
Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,193,125
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	674,375

		$1,867,500

Restaurants — 0.4%
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	$3,380	$3,430,700

		$3,430,700

Services — 6.8%
Avis Budget Group, Inc., 9.625%, 3/15/18(3)	$1,795	$1,880,262
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,032,930
First Data Corp., (PIK), 10.55%, 9/24/15	3,000	2,317,500
Hertz Corp., 8.875%, 1/1/14	1,515	1,568,025
Hertz Corp., 10.50%, 1/1/16	625	667,188
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(3)	1,328	1,487,463
Laureate Education, Inc., 10.00%, 8/15/15(3)	7,020	7,090,200
Laureate Education, Inc., 11.75%, 8/15/17(3)	3,930	4,106,850
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(3)	10,702	10,641,013
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(3)	2,575	2,343,250
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,667	1,308,791
RSC Equipment Rental, Inc., 10.25%, 11/15/19(3)	1,330	1,366,575
RSC Equipment Rental, Inc., Sr. Notes, 9.50%, 12/1/14	980	1,011,850
RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(3)	3,290	3,668,350
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(3)	1,490	1,570,088
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(3)	830	668,150
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	3,250	3,461,250
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18(3)	2,040	2,198,100
United Rentals North America, Inc., 7.75%, 11/15/13	1,055	1,065,550
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,602,950
West Corp., 9.50%, 10/15/14	2,165	2,224,537

		$54,280,872

Steel — 0.2%
AK Steel Corp., 7.625%, 5/15/20	$1,140	$1,149,975
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(2)	5,225	91,438
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	680	685,100

		$1,926,513

Super Retail — 6.9%
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(3)	$4,300	$4,493,500
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	4,445	4,289,425
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,380	7,527,600
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,503,363
Michaels Stores, Inc., 13.00% (0.00% until 11/1/11), 11/1/16	2,700	2,484,000
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	4,284	4,407,039
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	8,905	9,750,975
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,337,500
Toys “R” Us, 7.625%, 8/1/11	5,070	5,234,775
Toys “R” Us, 10.75%, 7/15/17	5,500	6,235,625
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(3)	60	63,450
Yankee Acquisition Corp., 9.75%, 2/15/17	4,375	4,571,875

		$54,899,127

Technology — 3.0%
Advanced Micro Devices, Inc., 8.125%, 12/15/17	$1,005	$1,060,275
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20(3)	540	548,100
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,975	3,183,250
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	2,856,750
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	5,053	4,785,739
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(3)	680	697,000
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(3)	855	878,513

	Principal
	Amount
Security	(000’s omitted)	Value
SSI Investments II, Sr. Notes, 11.125%, 6/1/18(3)	$2,840	$2,999,750
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,092,187

		$24,101,564

Telecommunications — 6.9%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(3)	$3,770	$3,967,925
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(3)	7,352	7,462,280
Digicel Group, Ltd., Sr. Notes, 8.25%, 9/1/17(3)	1,175	1,207,313
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(3)	1,940	2,211,600
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	2,825	3,065,125
Intelsat Corp., 9.25%, 8/15/14	1,385	1,436,937
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,587,942
Intelsat Jackson Holdings, Ltd., 11.50%, 6/15/16	700	759,500
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(3)	865	897,438
NII Capital Corp., 8.875%, 12/15/19	3,235	3,445,275
NII Capital Corp., 10.00%, 8/15/16	2,740	3,041,400
SBA Telecommunications, Inc., 8.00%, 8/15/16	1,145	1,236,600
SBA Telecommunications, Inc., 8.25%, 8/15/19	765	841,500
Sprint Capital Corp., 6.875%, 11/15/28	1,115	975,625
Sprint Capital Corp., 6.90%, 5/1/19	5,080	4,870,450
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,935,500
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,750,200
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(3)	3,060	3,266,550

		$54,959,160

Textiles/Apparel — 0.7%
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$10	$10,550
Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	1,945	2,188,125
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	3,063,368

		$5,262,043

Transportation Ex Air/Rail — 1.4%
CEVA Group PLC, Sr. Notes, 11.50%, 4/1/18(3)	$2,815	$2,955,750
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(3)	2,065	2,214,713
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	1,360	1,387,200
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(3)	1,490	1,475,100
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,139,400
Western Express, Inc., 12.50%, 4/15/15(3)	2,000	1,970,000

		$11,142,163

Utilities — 1.4%
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$1,943	$2,010,706
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(3)	3,315	3,480,750
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	458,850
NGC Corp., 7.625%, 10/15/26	3,205	2,035,175
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,730,075
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	373,700

		$11,089,256

Total Corporate Bonds & Notes (identified cost $676,324,125)		$680,775,306

Convertible Bonds — 1.5%

	Principal
	Amount
Security	(000’s Omitted)	Value
Automotive & Auto Parts — 0.1%
Ford Motor Co., 4.25%, 11/15/16	$455	$694,444

		$694,444

	Principal
	Amount
Security	(000’s Omitted)	Value
Building Materials — 0.3%
Cemex SAB de CV, 4.875%, 3/15/15(3)	$2,245	$2,245,000

		$2,245,000

Cable/Satellite TV — 0.5%
Virgin Media, Inc., 6.50%, 11/15/16	$2,705	$3,770,094

		$3,770,094

Health Care — 0.2%
Kendle International, Inc., 3.375%, 7/15/12	$955	$869,050
LifePoint Hospitals, Inc., 3.25%, 8/15/25	525	502,688

		$1,371,738

Hotels — 0.2%
Gaylord Entertainment Co., 3.75%, 10/1/14(3)	$1,355	$1,692,056

		$1,692,056

Technology — 0.2%
Advanced Micro Devices, Inc., 6.00%, 5/1/15	$1,935	$1,930,162

		$1,930,162

Total Convertible Bonds (identified cost $8,932,174)		$11,703,494

Common Stocks — 3.7%

Security	Shares	Value
Automotive & Auto Parts — 0.7%
Lear Corp.(5)	75,000	$5,862,750

		$5,862,750

Building Materials — 0.2%
Panolam Holdings Co.(4)(6)	3,117	$1,819,580

		$1,819,580

Consumer Products — 0.0%
HF Holdings, Inc.(4)(5)	13,600	$0

		$0

Energy — 0.1%
SemGroup Corp.(5)	16,378	$409,450

		$409,450

Gaming — 0.0%
Fontainebleau Equity Holdings, Class A(4)(5)(6)	148,726	$1,487
Greektown Superholdings, Inc.(5)	892	84,740
Shreveport Gaming Holdings, Inc.(4)	4,858	87,444

		$173,671

Publishing/Printing — 0.0%
Dex One Corp.(5)	10,138	$183,701

		$183,701

Services — 0.8%
Geo Group, Inc. (The)(5)	300,000	$6,474,000

		$6,474,000

Steel — 0.4%
RathGibson Acquisition Co., LLC(4)(5)	233,000	$2,712,120

		$2,712,120

Security	Shares	Value
Super Retail — 0.9%
GameStop Corp., Class A(5)	300,000	$6,015,000
GNC Acquisition Holdings, Class A(4)(5)(6)	108,818	1,280,788

		$7,295,788

Technology — 0.6%
Amkor Technology, Inc.(5)	800,000	$4,616,000

		$4,616,000

Total Common Stocks (identified cost $31,766,366)		$29,547,060

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	22,471	$1,847,116
Chesapeake Energy Corp., 5.00%(3)	6,292	491,563

		$2,338,679

Total Convertible Preferred Stocks (identified cost $2,908,400)		$2,338,679

Preferred Stocks — 0.7%

Security	Shares/Units	Value
Energy — 0.4%
Apache Corp.	64,800	$3,520,584

		$3,520,584

Gaming — 0.0%
Fontainebleau Resorts LLC, (PIK)(4)(5)(6)	4,544	$45

		$45

Homebuilders/Real Estate — 0.3%
GGP Capital Trust I(3)(5)	3,000,000(7)	$1,950,000

		$1,950,000

Super Retail — 0.0%
GNC Acquisition Holdings(4)(5)(6)	37,182	$224,951

		$224,951

Total Preferred Stocks (identified cost $10,370,370)		$5,695,580

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.1%
Adelphia, Inc., Escrow Certificate(5)	7,585,000	$132,737
Adelphia, Inc., Escrow Certificate(5)	3,555,000	62,213
Adelphia Recovery Trust(5)	10,758,837	322,765

		$517,715

Energy — 0.0%
SemGroup Corp., Escrow Certificate(4)(5)	6,330,000	$0
VeraSun Energy Corp., Escrow Certificate(4)(5)	1,240,000	0

		$0

Security	Shares	Value
Services — 0.0%
NCS Acquisition Corp., Escrow Certificate(5)(6)	2,640,000	$392,700

		$392,700

Utilities — 0.0%
Mirant Corp., Escrow Certificate(4)(5)(6)	3,200,000	$320
Mirant Corp., Escrow Certificate(4)(5)(6)	1,440,000	144

		$464

Total Miscellaneous (identified cost $10,919,997)		$910,879

Warrants — 0.3%

Security	Shares	Value
Energy — 0.0%
SemGroup Corp., Expires 11/30/14(5)	17,240	$105,595

		$105,595

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(5)	1,610	$161,000

		$161,000

Gaming — 0.3%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	25,351	$2,466,672

		$2,466,672

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(5)	17,588	$0

		$0

Total Warrants (identified cost $172)		$2,733,267

Short-Term Investments — 1.4%

	Interest
Security	(000’s Omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.25%(8)	$11,045	$11,045,494

Total Short-Term Investments (identified cost $11,045,494)		$11,045,494

Total Investments — 97.3% (identified cost $794,255,228)		$777,956,741

Other Assets — 2.7%		$21,820,716

Net Assets — 100.0%		$799,777,457

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2010, the aggregate value of these securities is $283,636,486 or 35.5% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)		Non-income producing security.

(6)		Restricted security.

(7)		Reflects stated liquidation amount.

(8)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended July 31, 2010 was $10,896 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$799,915,510

Gross unrealized appreciation	$54,752,342
Gross unrealized depreciation	(76,711,111)

Net unrealized depreciation	$(21,958,769)

Restricted Securities

At July 31, 2010, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Stocks Miscellaneous, and Warrants
GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
NCS Acquisition Corp., Escrow Certificate	2/26/10	2,640,000	1,019,967		392,700
Panolam Holdings Co., Common	12/30/09	3,117	1,712,791		1,819,580
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$9,791,930		$6,186,687

(1) Less than $0.50.

A summary of financial instruments outstanding at July 31, 2010 is as follows:

Credit Default Swaps — Buy Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Appreciation
Deutsche Bank	First Data Corp.	Caa1/B-	$3,000	5.00%(1)	9/20/15	$37,754

$37,754

Credit Default Swaps — Sell Protection

			Notional	Receive		Net Unrealized
		Credit	Amount**	Annual	Termination	Appreciation
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	(Depreciation)
Bank of America	Amkor Technology Inc.	Ba3/BB-	$1,150	5.00%(1)	6/20/15	$26,813
Barclays Bank PLC	Amkor Technology Inc.	Ba3/BB-	2,000	5.00 (1)	6/20/15	94,728
Citigroup Inc.	First Data Corp.	Caa1/B-	4,560	5.00 (1)	12/20/10	204,244
Goldman Sachs Group Inc.	Levi Strauss & Co.	B2/B+	3,400	5.00 (1)	9/20/15	109,008
Goldman Sachs Group Inc.	Levi Strauss & Co.	B2/B+	1,700	5.00 (1)	9/20/15	60,757

						$495,550

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,810,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $533,304.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$33,206,982	$—	$33,206,982
Corporate Bonds & Notes	—	676,439,105	4,336,201	680,775,306
Convertible Bonds	—	11,703,494	—	11,703,494
Common Stocks	23,560,901	84,740	5,901,419	29,547,060
Convertible Preferred Stocks	1,847,116	491,563	—	2,338,679
Preferred Stocks	3,520,584	1,950,000	224,996	5,695,580
Miscellaneous	—	910,415	464	910,879
Warrants	—	266,595	2,466,672	2,733,267
Short-Term Investments	—	11,045,494	—	11,045,494

Total Investments	$28,928,601	$736,098,388	$12,929,752	$777,956,741

Credit Default Swaps	$—	$533,304	$—	$533,304

Total	$28,928,601	$736,631,692	$12,929,752	$778,490,045

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Corporate	Investments in	Investments in	Investments in	Investments in
	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Miscellaneous	Total
Balance as of October 31, 2009	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	9,623	—	—	—	—	9,623
Change in net unrealized appreciation (depreciation)	54,688	1,582,368	—	—	—	1,637,056
Net purchases (sales)	(280,623)	2,949,332	—	—	—	2,668,709
Accrued discount (premium)	—	—	—	—	—	—
Net transfers to (from) Level 3*	3,931,135	—	—	—	—	3,931,135

Balance as of July 31, 2010	$4,336,201	$5,901,419	$224,996	$2,466,672	$464	$12,929,752

Change in net unrealized appreciation (depreciation) in investments still held as of July 31, 2010	$—	$1,582,368	$—	$—	$—	$1,582,368

*	Transfers are reflected at the value of the securities at the beginning of the period.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer
President

Date:	September 24, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 24, 2010